Earnings/(loss) per share	9 Months Ended
Mar. 31, 2022
Earnings/(loss) per share
Earnings/(loss) per share
10	Earnings/(loss) per share
(a)	Basic earnings/(loss) per share

The calculation of basic earnings/(loss) per share has been based on the following profit/(loss) attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding.

(i)	Profit/(loss) attributable to ordinary shareholders (basic):

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Profit/(loss) attributable to the equity shareholders of the Company	121,860	96,554	(1,529,997)	433,333
Less: Allocation of undistributed earnings to holders of unvested restricted shares	(580)	(210)	117,474	(1,139)
Profit/(loss) used to determine basic earnings/(loss) per share	121,280	96,344	(1,412,523)	432,194

(ii)	Weighted-average number of ordinary shares (basic):

The respective weighted average number of ordinary shares of 1,204,349,933 and 1,205,607,361 in issue for the three months ended March 31, 2021 and 2022, and the respective weighted average number of ordinary shares of 1,071,333,341 and 1,206,174,561 in issue for the nine months ended March 31, 2021 and 2022 were calculated as follows:

	For the three months ended
	March 31,
	2021	2022
	RMB’000	RMB’000
Issued ordinary share at January 1	1,204,349,933	1,206,653,619
Effect of shares released from share award scheme and option plan (Note 23)	—	116,860
Effect of repurchase of shares (Note 22(b))	—	(1,163,118)
Weighted average number of ordinary shares	1,204,349,933	1,205,607,361

	For the nine months ended
	March 31,
	2021	2022
	RMB’000	RMB’000
Issued ordinary share at July 1, 2020 and 2021	865,591,398	1,204,860,715
Effect of shares issued upon IPO and exercise of the over-allotment option	133,595,854	—
Effect of shares converted from Series A preferred shares	72,146,089	—
Effect of shares released from share award scheme and option plan (Note 23)	—	1,978,106
Effect of repurchase of shares (Note 22(b))	—	(664,260)
Weighted average number of ordinary shares	1,071,333,341	1,206,174,561

(b)	Diluted earnings/(loss) per share

Diluted earnings/(loss) per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all potential dilutive ordinary shares.

During the three months ended March 31, 2021 and 2022 and the nine months ended March 31, 2022, the calculation of diluted earnings per share was based on the profit attributable to equity shareholders of the Company of RMB121,860,000, RMB96,554,000 and RMB433,333,000, respectively, and the weighted average number of ordinary shares of 1,218,583,304 shares, 1,212,557,418 shares and 1,217,029,163 shares, respectively, after adjusting for the dilutive effect of share award scheme and option plan, calculated as follows:

			For the nine
	For the three months ended		months ended
	March 31,		March 31,
	2021	2022	2022
	Number of	Number of	Number of
	shares	shares	shares
Weighted average number of ordinary shares, basic	1,204,349,933	1,205,607,361	1,206,174,561
Dilutive effect of share award scheme and option plan (Note 23)	14,233,371	6,950,057	10,854,602
Weighted average number of ordinary shares, diluted	1,218,583,304	1,212,557,418	1,217,029,163

There was no difference between basic and diluted loss per share during the nine months ended March 31, 2021 as the effect of the restricted shares granted to employees and share options granted to employees would be anti-dilutive.